Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
32.	SEGMENT INFORMATION

The Company has adopted IFRS 8 - Operating segments, that require operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, chief operating decision maker, in order to allocate resources to the segments and to assess their performance.

For the purposes of managing its business both financially and operatively, the Company has classified its businesses as follows:

i)	Cement, masonry cement and lime: this segment includes results from the cement, masonry cement and lime business, and comprises the procurement of the raw materials for quarries, the manufacturing process of clinker / quicklime and their subsequent grinding with certain additions intended to obtain the cement, masonry cement and lime.

ii)	Concrete: this segment includes the results of revenues generated from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.

iii)	Aggregates: this segment includes the results of revenues generated from the production and sale of granitic aggregates.

iv)	Railroad: this segment includes the results of revenues generated from the provision of the railroad transportation service.

v)	Others: this segment includes the results of the industrial waste treatment and recycling business for use as fuel o raw material, and the aggregate business.

	12.31.2017	12.31.2016	12.31.2015
Net revenue
Cement, masonry cement and lime - Argentina	11,649,136,962	8,314,392,402	6,701,278,244
Cement - Paraguay	1,152,606,929	—	—
Concrete	1,903,346,280	1,044,559,627	793,708,600
Railroad	1,608,080,671	1,223,681,686	919,729,670
Aggregates	261,292,612	189,491,197	144,660,326
Others	133,109,926	75,636,911	56,554,737
Eliminations	(1,421,038,454)	(973,318,615)	(744,977,684)

Total	15,286,534,926	9,874,443,208	7,870,953,893

Cost of sales
Cement, masonry cement and lime - Argentina	7,986,358,455	6,045,620,325	4,874,303,722
Cement - Paraguay	803,220,686	—	—
Concrete	1,795,052,472	968,360,040	755,769,143
Railroad	1,352,375,734	1,011,559,523	773,417,805
Aggregates	266,721,854	176,603,548	116,830,030
Others	67,374,539	35,697,635	33,154,459
Eliminations	(1,421,038,454)	(973,318,615)	(744,977,684)

Total	10,850,065,285	7,264,522,456	5,808,497,475

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	850,722,982	726,012,191	575,834,891
Cement - Paraguay	43,633,705	—	—
Concrete	77,974,017	49,143,560	34,190,768
Railroad	105,192,391	(4,235,303)	20,862,201
Aggregates	4,411,761	5,217,097	6,772,681
Others	38,471,541	29,341,972	24,698,911

Total	1,120,406,397	805,479,517	662,359,452

	12.31.2017	12.31.2016	12.31.2015
Depreciation and amortization
Cement, masonry cement and lime - Argentina	342,614,418	432,545,694	270,935,703
Cement - Paraguay	170,931,104	—	—
Concrete	24,544,240	12,492,535	9,755,647
Railroad	74,821,293	54,995,174	44,853,392
Aggregates	10,505,708	7,115,732	6,471,004
Others	2,463,945	1,924,745	1,940,551

Total	625,880,708	509,073,880	333,956,297

Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	2,812,055,525	1,542,759,886	1,251,139,631
Cement - Paraguay	305,752,538	—	—
Concrete	30,319,791	27,056,027	3,748,690
Railroad	150,512,546	216,357,466	125,449,664
Aggregates	(9,841,002)	7,670,552	21,057,615
Others	27,263,846	10,597,304	(1,298,633)

Total	3,316,063,244	1,804,441,235	1,400,096,967
Reconciling items:
Share of profit (loss) of associates	—	36,631,307	(105,140,743)
Tax on debits and credits banks accounts	(188,020,636)	(140,033,765)	(109,513,061)
Finance costs, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)

Total	1,700,361,691	502,017,046	351,519,747

	12.31.2017	12.31.2016
Geographical information
Non-current assets
Argentina	4,094,960,948	3,444,863,021
Paraguay	2,358,756,400	2,016,522,494

For these purposes, non-current assets do not include deferred tax assets.

Net revenues for the years ended December 31, 2017, 2016 and 2015 are derived from business in Argentina and Paraguay.

No single customer contributed 10% or more of the Group’s revenue for 2017, 2016 and 2015.